Supplemental Information to Statements of Operations - Schedule of Net Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
1. Numerator:
Net income	$ 3,611	$ 2,300	$ 2,005
Net income (loss) available to Ordinary shareholders	$ 3,611	$ 2,300	$ 2,005
2. Denominator (in thousands):
Basic weighted average Ordinary shares outstanding	6,161	5,756	5,727
Diluted weighted average Ordinary shares outstanding	6,312	5,887	5,905
Basic income (loss) per share	$ 0.59	$ 0.4	$ 0.35
Diluted income (loss) per share	$ 0.57	$ 0.39	$ 0.34